Selling and Promotion Expenses	6 Months Ended
Sep. 30, 2022
Selling and Promotion Expenses [Abstract]
SELLING AND PROMOTION EXPENSES
15.	SELLING AND PROMOTION EXPENSES

	For the six months ended September 30,
	2022	2021
	US$	US$
Marketing and promotional expenditures	657,238	3,792,621